Sustainability costs - Disclosure of Sustainability Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Recycling/waste costs	£ 49	£ 66	£ 27
Renewable energy attribute certificates	2	2	2
Severe weather events and other natural conditions	0	10	9
Sustainability costs - expenses to the income statement	51	78	38
Sustainability capital expenditures	8	30	34
Sustainability costs – capital expenditures	£ 8	£ 30	£ 34